Stockholders' Equity (Details) - Schedule of Liquidation - Previously Reported [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity (Details) - Schedule of Liquidation [Line Items]
Liquidation preference preferred stock	$ 22,629,909	$ 21,624,910
Series Seed preferred stock [Member]
Stockholders' Equity (Details) - Schedule of Liquidation [Line Items]
Liquidation preference preferred stock	11,999,997	10,999,998
Series Seed-1 preferred stock [Member]
Stockholders' Equity (Details) - Schedule of Liquidation [Line Items]
Liquidation preference preferred stock	3,699,950	3,699,950
Series Seed-2 preferred stock [Member]
Stockholders' Equity (Details) - Schedule of Liquidation [Line Items]
Liquidation preference preferred stock	5,674,962	5,674,962
Series Seed-3 preferred stock [Member]
Stockholders' Equity (Details) - Schedule of Liquidation [Line Items]
Liquidation preference preferred stock	$ 1,250,000	$ 1,250,000